Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
BlackRock World Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock World Gold Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock World Gold Fund (“World Gold” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to maximize total return. Total return means the combination of capital appreciation and investment income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of World Gold. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”). More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 38 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	World Gold seeks to achieve its objective by investing primarily in equity securities of gold-related companies. A company is considered a “gold-related company” when, at the time of purchase, at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries) gold-mining and/or other related activities, including but not limited to, exploring for, extracting, refining or processing gold. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of gold-related companies. For purposes of this policy, investments in exchange traded funds (“ETFs”) that invest primarily in physical gold or in equity securities of gold-related companies will be treated as investments in equity securities of gold-related companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. The Fund may also invest in the equity securities of companies whose predominant economic activity is the mining of other precious metals, minerals or base metals and in related ETFs. The Fund generally does not hold physical gold or other precious metals.

The Fund may seek to provide exposure to the investment returns of gold and other precious metals that trade in the commodity markets through investments designed to provide this exposure without direct investment in gold or other precious metals or futures contracts related thereto. Such exposure may be obtained through investments in derivative instruments linked to gold and other precious metals and investment vehicles, such as ETFs, that exclusively invest in gold and other precious metals. The Fund may make such investments directly or through investments in BlackRock Cayman World Gold Fund 1, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in instruments related to gold or other precious metals, including through certain derivatives transactions. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.

The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, such as Russia, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers of any market capitalization.

The Fund seeks to invest in companies that offer the best exposure to metals and minerals prices within an acceptable risk level. The Fund attempts to identify inefficiencies in the market by constructing the portfolio to reflect Fund management’s views of the macro-economic environment (relating to the precious metals sector) as well as by using a “bottom up” approach, which entails the fundamental analysis of individual stocks and companies.

		The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in World Gold, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Concentration Risk — The Fund’s strategy of concentrating in gold-related companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a greater impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Gold and Other Precious Metal Related Securities Risk — The price of gold and other precious metals and of gold and other precious metal-related securities historically have been very volatile. The high volatility of gold and other precious metal prices may adversely affect the financial condition of companies involved with gold and other precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. The largest producers of gold are China, Australia, the Republic of South Africa, the United States and the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union). Economic and political conditions in those countries in particular may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings.

  Some gold and precious metals mining operation companies may hedge their exposure to falls in gold and precious metals prices by selling forward future production, which may result in lower returns during periods when the price of gold and precious metals increases. Other factors that may affect the price of gold and other precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

  In addition, in many gold-producing countries, the activities of companies engaged in gold mining are subject to the policies adopted by government officials and agencies and are subject to national and international political and economic developments. Moreover, political, social and economic conditions in many gold-producing countries are somewhat unsettled, which may pose certain risks to the Fund in addition to the risks described above in “Emerging Markets Risk” and “Foreign Securities Risk” because the Fund may hold a portion of its assets in securities of issuers in such countries.

  Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The instruments related to gold and other precious metals-related securities held by the Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the Fund (see “Gold and Other Precious Metal-Related Securities Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the performance of World Gold has varied for the periods since inception and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the FTSE Gold Mines Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the performance of World Gold has varied for the periods since inception and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS BlackRock World Gold Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 21.94% (quarter ended September 30, 2012) and the lowest return for a quarter was –13.82% (quarter ended June 30, 2012).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
BlackRock World Gold Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.85%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,242
5 Years	rr_ExpenseExampleYear05	1,840
10 Years	rr_ExpenseExampleYear10	3,450
2011	rr_AnnualReturn2011	(18.99%)
2012	rr_AnnualReturn2012	(7.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.82%)
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2010
BlackRock World Gold Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.80%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.27%	[2]
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,736
10 Years	rr_ExpenseExampleYear10	3,743
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	972
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,736
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,743
1 Year	rr_AverageAnnualReturnYear01	(9.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2010
BlackRock World Gold Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.59%
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	1.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,155
10 Years	rr_ExpenseExampleYear10	2,601
1 Year	rr_AverageAnnualReturnYear01	(7.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2010
BlackRock World Gold Fund | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
BlackRock World Gold Fund | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.04%)
BlackRock World Gold Fund | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.81%)

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 53-58, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.49% (for Investor A Shares), 2.27% (for Investor C Shares) and 1.24% (for Institutional Shares) until February 1, 2014. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	There is no CDSC on Investor C Shares after one year.